Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 119,483	$ 203,378	$ 1,788	$ 12,086	$ 336,735
Spain (ES)
Total	52,362		1,788		54,150
Spain (ES) | Deputacion da Coruna, Ministry of Public Finance
Total	20,710		927		21,637
Spain (ES) | Concello de Vicedo, Ministry of Public Finance
Total	31,652		$ 861		32,513
South Africa (ZA)
Total	67,121	203,378		12,086	282,585
South Africa (ZA) | Government Of South Africa, South Africa Receiver of Revenue And Black Economic Empowerment Trust
Total	$ 67,121	$ 203,378		$ 12,086	$ 282,585